Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

— PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Total Shareholder Return ($) (f)	Dow Jones US Building Materials & Fixtures Index ($) (g)	Net Income ($ 000’s) (h)	Operating Income ($000’s) (i)
2023	19,464,383	51,277,489	3,793,208	8,362,951	161	137	602,897	756,053
2022	34,994,079	39,921,017	4,286,027	5,542,672	104	74	658,316	877,149
2021	10,841,767	21,073,541	2,482,800	4,483,255	170	144	468,520	655,845
2020	7,233,148	8,624,330	1,729,569	2,019,211	112	126	139,493	245,838

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Mr. Christopher, for the respective years shown.

Column (c). “Compensation actually paid” to our CEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (b) of the above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation & Personnel Development Committee with respect to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020	2021	2022	2023
CEO	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher
SCT Total Compensation ($)	7,233,148	10,841,767	34,994,079	19,464,383
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,220,750)	(3,259,125)	(25,825,500)	(10,161,450)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,638,875	4,425,375	23,595,500	12,866,850
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,152,600	8,483,199	6,564,886	25,375,159
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(179,543)	582,325	592,052	3,732,547
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—
Compensation Actually Paid ($)	8,624,330	21,073,541	39,921,017	51,277,489

Equity Valuations: For 2022 and 2023, performance-based restricted share unit grant date fair values are calculated using the average high/low stock price as of the date of grant assuming maximum performance. For 2021 and 2020, performance-based restricted share unit grant date fair values are calculated using the average high/low stock price as of the date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the average high/low stock price as of date of grant. Adjustments have been made using the average high/low stock price as of year-end and as of each date of vest.

Column (d). The following non-CEO NEOs are included in the average figures shown for each of 2023, 2022, 2021 and 2020: Messrs. Martin, Sigloch and Miritello.

Column (e). Average “compensation actually paid” for our non-CEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (d) of the above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation & Personnel Development Committee with respect to our non-CEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020 Average	2021 Average	2022 Average	2023 Average
Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	1,729,569	2,482,800	4,286,027	3,793,208
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(503,370)	(753,220)	(2,410,888)	(1,906,840)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	598,118	1,022,753	2,109,505	2,414,520
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	203,627	1,511,873	1,481,643	3,362,068
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(8,733)	219,049	76,385	699,995
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—
Compensation Actually Paid ($)	2,019,211	4,483,255	5,542,672	8,362,951

Equity Valuations: See method as described in Column (c) note.

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 30, 2023, December 31, 2022, December 25, 2021 and December 26, 2020, respectively.

Column (g). For the relevant fiscal year, represents the TSR of the Dow Jones U.S. Building Materials & Fixtures index ending on each of December 30, 2023, December 31, 2022, December 25,2021 and December 26, 2020.

Column (h). Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports for the measurement periods ending on December 30, 2023, December 31, 2022, December 25, 2021 and December 26, 2020, respectively.

Column (i). The Company-selected measure is operating income.

Company Selected Measure Name		operating income
Named Executive Officers, Footnote [Text Block]

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Mr. Christopher, for the respective years shown.

Column (d). The following non-CEO NEOs are included in the average figures shown for each of 2023, 2022, 2021 and 2020: Messrs. Martin, Sigloch and Miritello.

PEO Total Compensation Amount	[1]	$ 19,464,383	$ 34,994,079	$ 10,841,767	$ 7,233,148
PEO Actually Paid Compensation Amount	[2]	$ 51,277,489	39,921,017	21,073,541	8,624,330
Adjustment To PEO Compensation, Footnote [Text Block]

Column (c). “Compensation actually paid” to our CEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (b) of the above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation & Personnel Development Committee with respect to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020	2021	2022	2023
CEO	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher
SCT Total Compensation ($)	7,233,148	10,841,767	34,994,079	19,464,383
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,220,750)	(3,259,125)	(25,825,500)	(10,161,450)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,638,875	4,425,375	23,595,500	12,866,850
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,152,600	8,483,199	6,564,886	25,375,159
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(179,543)	582,325	592,052	3,732,547
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—
Compensation Actually Paid ($)	8,624,330	21,073,541	39,921,017	51,277,489

Non-PEO NEO Average Total Compensation Amount	[3]	$ 3,793,208	4,286,027	2,482,800	1,729,569
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 8,362,951	5,542,672	4,483,255	2,019,211
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Column (d). The following non-CEO NEOs are included in the average figures shown for each of 2023, 2022, 2021 and 2020: Messrs. Martin, Sigloch and Miritello.

Column (e). Average “compensation actually paid” for our non-CEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (d) of the above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation & Personnel Development Committee with respect to our non-CEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020 Average	2021 Average	2022 Average	2023 Average
Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	1,729,569	2,482,800	4,286,027	3,793,208
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(503,370)	(753,220)	(2,410,888)	(1,906,840)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	598,118	1,022,753	2,109,505	2,414,520
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	203,627	1,511,873	1,481,643	3,362,068
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(8,733)	219,049	76,385	699,995
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—
Compensation Actually Paid ($)	2,019,211	4,483,255	5,542,672	8,362,951

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Below are graphs showing the relationship of “compensation actually paid” (CAP) to our CEO and other NEOs in 2020, 2021, 2022 and 2023 to (i) TSR of both the Company and the Dow Jones U.S. Building Materials & Fixtures index, (ii) the Company’s net income, and (iii) the Company’s operating income.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

Below are graphs showing the relationship of “compensation actually paid” (CAP) to our CEO and other NEOs in 2020, 2021, 2022 and 2023 to (i) TSR of both the Company and the Dow Jones U.S. Building Materials & Fixtures index, (ii) the Company’s net income, and (iii) the Company’s operating income.

Total Shareholder Return Amount	[5]	$ 161	104	170	112
Peer Group Total Shareholder Return Amount	[6]	137	74	144	126
Net Income (Loss) Attributable to Parent	[7]	$ 602,897,000	$ 658,316,000	$ 468,520,000	$ 139,493,000
Company Selected Measure Amount	[8]	756,053,000	877,149,000	655,845,000	245,838,000
PEO Name		Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher
PEO [Member] | Less: Stock And Option Award Values Reported In SCT For The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (10,161,450)	$ (25,825,500)	$ (3,259,125)	$ (2,220,750)
PEO [Member] | Plus: Fair Value For Stock And Option Awards Granted In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,866,850	23,595,500	4,425,375	2,638,875
PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,375,159	6,564,886	8,483,199	1,152,600
PEO [Member] | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,732,547	592,052	582,325	(179,543)
PEO [Member] | Less: Fair Value Of Stock And Option Awards Forfeited During The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Less: Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus: Aggregate Service Cost And Prior Service Cost For Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less: Stock And Option Award Values Reported In SCT For The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,906,840)	(2,410,888)	(753,220)	(503,370)
Non-PEO NEO [Member] | Plus: Fair Value For Stock And Option Awards Granted In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,414,520	2,109,505	1,022,753	598,118
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,362,068	1,481,643	1,511,873	203,627
Non-PEO NEO [Member] | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		699,995	76,385	219,049	(8,733)
Non-PEO NEO [Member] | Less: Fair Value Of Stock And Option Awards Forfeited During The Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less: Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus: Aggregate Service Cost And Prior Service Cost For Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Mr. Christopher, for the respective years shown.
[2]	“Compensation actually paid” to our CEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (b) of the above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation & Personnel Development Committee with respect to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
[3]	The following non-CEO NEOs are included in the average figures shown for each of 2023, 2022, 2021 and 2020: Messrs. Martin, Sigloch and Miritello.
[4]	Average “compensation actually paid” for our non-CEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (d) of the above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation & Personnel Development Committee with respect to our non-CEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
[5]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 30, 2023, December 31, 2022, December 25, 2021 and December 26, 2020, respectively.
[6]	For the relevant fiscal year, represents the TSR of the Dow Jones U.S. Building Materials & Fixtures index ending on each of December 30, 2023, December 31, 2022, December 25,2021 and December 26, 2020.
[7]	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports for the measurement periods ending on December 30, 2023, December 31, 2022, December 25, 2021 and December 26, 2020, respectively.
[8]	The Company-selected measure is operating income.